Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Apr. 29, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Multi-Class Prospectus | ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSACX
Multi-Class Prospectus | ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MSIBX
Multi-Class Prospectus | ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class L
Risk/Return:
Trading Symbol	MSLLX
Multi-Class Prospectus | Asian Equity Portfolio | Class I
Risk/Return:
Trading Symbol	MEQIX
Multi-Class Prospectus | Asian Equity Portfolio | Class L
Risk/Return:
Trading Symbol	MEQLX
Multi-Class Prospectus | Asian Equity Portfolio | Class A
Risk/Return:
Trading Symbol	MEQPX
Multi-Class Prospectus | EMERGING MARKETS PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MGEMX
Multi-Class Prospectus | EMERGING MARKETS PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MMKBX
Multi-Class Prospectus | EMERGING MARKETS PORTFOLIO | Class L
Risk/Return:
Trading Symbol	MSELX
Multi-Class Prospectus | Frontier Emerging Markets Portfolio | Class I
Risk/Return:
Trading Symbol	MFMIX
Multi-Class Prospectus | Frontier Emerging Markets Portfolio | Class A
Risk/Return:
Trading Symbol	MFMPX
Multi-Class Prospectus | Frontier Emerging Markets Portfolio | Class L
Risk/Return:
Trading Symbol	MFMLX
Multi-Class Prospectus | GLOBAL FRANCHISE PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSFAX
Multi-Class Prospectus | GLOBAL FRANCHISE PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MSFBX
Multi-Class Prospectus | GLOBAL FRANCHISE PORTFOLIO | Class L
Risk/Return:
Trading Symbol	MSFLX
Multi-Class Prospectus | Global Quality Portfolio | Class I
Risk/Return:
Trading Symbol	MGQIX
Multi-Class Prospectus | Global Quality Portfolio | Class A
Risk/Return:
Trading Symbol	MGQAX
Multi-Class Prospectus | Global Quality Portfolio | Class L
Risk/Return:
Trading Symbol	MGQLX
Multi-Class Prospectus | INTERNATIONAL EQUITY PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSIQX
Multi-Class Prospectus | INTERNATIONAL EQUITY PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MIQBX
Multi-Class Prospectus | INTERNATIONAL EQUITY PORTFOLIO | Class L
Risk/Return:
Trading Symbol	MSQLX
Multi-Class Prospectus | INTERNATIONAL SMALL CAP PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSISX
Multi-Class Prospectus | INTERNATIONAL SMALL CAP PORTFOLIO | Class A
Risk/Return:
Trading Symbol	MSCPX
Multi-Class Prospectus | INTERNATIONAL SMALL CAP PORTFOLIO | Class L
Risk/Return:
Trading Symbol	MSNLX
Multi-Class Prospectus | Select Global Infrastructure Portfolio | CLASS I
Risk/Return:
Trading Symbol	MTIIX
Multi-Class Prospectus | Select Global Infrastructure Portfolio | CLASS L
Risk/Return:
Trading Symbol	MTILX
Multi-Class Prospectus | Select Global Infrastructure Portfolio | CLASS A
Risk/Return:
Trading Symbol	MTIPX
Multi-Class Prospectus | Advantage Portfolio | Class I
Risk/Return:
Trading Symbol	MPAIX
Multi-Class Prospectus | Advantage Portfolio | Class L
Risk/Return:
Trading Symbol	MAPLX
Multi-Class Prospectus | Advantage Portfolio | Class A
Risk/Return:
Trading Symbol	MAPPX
Multi-Class Prospectus | Global Advantage Portfolio | Class I
Risk/Return:
Trading Symbol	MIGIX
Multi-Class Prospectus | Global Advantage Portfolio | Class L
Risk/Return:
Trading Symbol	MIGLX
Multi-Class Prospectus | Global Advantage Portfolio | Class A
Risk/Return:
Trading Symbol	MIGPX
Multi-Class Prospectus | International Advantage Portfolio | Class I
Risk/Return:
Trading Symbol	MFAIX
Multi-Class Prospectus | International Advantage Portfolio | Class L
Risk/Return:
Trading Symbol	MSALX
Multi-Class Prospectus | International Advantage Portfolio | Class A
Risk/Return:
Trading Symbol	MFAPX
Multi-Class Prospectus | Global Discovery Portfolio | Class I
Risk/Return:
Trading Symbol	MLDIX
Multi-Class Prospectus | Global Discovery Portfolio | Class L
Risk/Return:
Trading Symbol	MGDLX
Multi-Class Prospectus | Global Discovery Portfolio | Class A
Risk/Return:
Trading Symbol	MGDPX
Multi-Class Prospectus | GROWTH PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSEQX
Multi-Class Prospectus | GROWTH PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MSEGX
Multi-Class Prospectus | GROWTH PORTFOLIO | Class L
Risk/Return:
Trading Symbol	MSHLX
Multi-Class Prospectus | SMALL COMPANY GROWTH PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSSGX
Multi-Class Prospectus | SMALL COMPANY GROWTH PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MSSMX
Multi-Class Prospectus | SMALL COMPANY GROWTH PORTFOLIO | Class L
Risk/Return:
Trading Symbol	MSSLX
Multi-Class Prospectus | Global Insight Portfolio | Class I
Risk/Return:
Trading Symbol	MBPIX
Multi-Class Prospectus | Global Insight Portfolio | Class A
Risk/Return:
Trading Symbol	MBPHX
Multi-Class Prospectus | Global Insight Portfolio | Class L
Risk/Return:
Trading Symbol	MBPLX
Multi-Class Prospectus | Insight Portfolio | Class I
Risk/Return:
Trading Symbol	MFPIX
Multi-Class Prospectus | Insight Portfolio | Class A
Risk/Return:
Trading Symbol	MFPHX
Multi-Class Prospectus | Insight Portfolio | Class L
Risk/Return:
Trading Symbol	MFPLX
Multi-Class Prospectus | Global Real Estate Portfolio | Class I
Risk/Return:
Trading Symbol	MRLAX
Multi-Class Prospectus | Global Real Estate Portfolio | Class A
Risk/Return:
Trading Symbol	MRLBX
Multi-Class Prospectus | Global Real Estate Portfolio | Class L
Risk/Return:
Trading Symbol	MGRLX
Multi-Class Prospectus | INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSUAX
Multi-Class Prospectus | INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	IERBX
Multi-Class Prospectus | INTERNATIONAL REAL ESTATE PORTFOLIO | Class H
Risk/Return:
Trading Symbol	MSTHX
Multi-Class Prospectus | INTERNATIONAL REAL ESTATE PORTFOLIO | Class L
Risk/Return:
Trading Symbol	MSOLX
Multi-Class Prospectus | U.S. REAL ESTATE PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSUSX
Multi-Class Prospectus | U.S. REAL ESTATE PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MUSDX
Multi-Class Prospectus | U.S. REAL ESTATE PORTFOLIO | Class L
Risk/Return:
Trading Symbol	MSULX
Multi-Class Prospectus | Global Opportunity Portfolio | Class I
Risk/Return:
Trading Symbol	MGGIX
Multi-Class Prospectus | Global Opportunity Portfolio | Class L
Risk/Return:
Trading Symbol	MGGLX
Multi-Class Prospectus | Global Opportunity Portfolio | Class A
Risk/Return:
Trading Symbol	MGGPX
Multi-Class Prospectus | International Opportunity Portfolio | Class I
Risk/Return:
Trading Symbol	MIOIX
Multi-Class Prospectus | International Opportunity Portfolio | Class L
Risk/Return:
Trading Symbol	MIOLX
Multi-Class Prospectus | International Opportunity Portfolio | Class A
Risk/Return:
Trading Symbol	MIOPX
Multi-Class Prospectus | Opportunity Portfolio | Class I
Risk/Return:
Trading Symbol	MGEIX
Multi-Class Prospectus | Opportunity Portfolio | Class L
Risk/Return:
Trading Symbol	MGELX
Multi-Class Prospectus | Opportunity Portfolio | Class A
Risk/Return:
Trading Symbol	MEGPX
Multi-Class Prospectus | EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSIEX
Multi-Class Prospectus | EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	IEDBX
Multi-Class Prospectus | EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | Class L
Risk/Return:
Trading Symbol	MEDLX
Multi-Class Prospectus | Emerging Markets External Debt Portfolio | Class I
Risk/Return:
Trading Symbol	MEAIX
Multi-Class Prospectus | Emerging Markets External Debt Portfolio | Class A
Risk/Return:
Trading Symbol	MEAPX
Multi-Class Prospectus | Emerging Markets External Debt Portfolio | Class L
Risk/Return:
Trading Symbol	MEALX
Multi-Class Prospectus | Total Emerging Markets Portfolio | Class I
Risk/Return:
Trading Symbol	MTEIX
Multi-Class Prospectus | Total Emerging Markets Portfolio | Class A
Risk/Return:
Trading Symbol	MTEPX
Multi-Class Prospectus | Total Emerging Markets Portfolio | Class L
Risk/Return:
Trading Symbol	MTELX
Multi-Class Prospectus | Multi-Asset Portfolio | Class A
Risk/Return:
Trading Symbol	MMPPX
Multi-Class Prospectus | Multi-Asset Portfolio | Class L
Risk/Return:
Trading Symbol	MMPLX
Multi-Class Prospectus | Multi-Asset Portfolio | Class I
Risk/Return:
Trading Symbol	MMPIX
Class IS Prospectus | EMERGING MARKETS PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MMMPX
Class IS Prospectus | Global Quality Portfolio | Class IS
Risk/Return:
Trading Symbol	MGQSX
Class IS Prospectus | INTERNATIONAL EQUITY PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MIQPX
Class IS Prospectus | Select Global Infrastructure Portfolio | Class IS
Risk/Return:
Trading Symbol	MSGPX
Class IS Prospectus | Advantage Portfolio | Class IS
Risk/Return:
Trading Symbol	MADSX
Class IS Prospectus | GROWTH PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MGRPX
Class IS Prospectus | SMALL COMPANY GROWTH PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MFLLX
Class IS Prospectus | Global Real Estate Portfolio | Class IS
Risk/Return:
Trading Symbol	MGREX
Class IS Prospectus | INTERNATIONAL REAL ESTATE PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MIREX
Class IS Prospectus | U.S. REAL ESTATE PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MURSX
Class IS Prospectus | Global Opportunity Portfolio | Class IS
Risk/Return:
Trading Symbol	MGTSX
Class IS Prospectus | International Opportunity Portfolio | Class IS
Risk/Return:
Trading Symbol	MNOPX
Class IS Prospectus | Opportunity Portfolio | Class IS
Risk/Return:
Trading Symbol	MOPSX
Class IS Prospectus | EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MEMDX
Class IS Prospectus | Emerging Markets External Debt Portfolio | Class IS
Risk/Return:
Trading Symbol	MRDPX